Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of classification of provisions

	As of December 31, 2023	As of December 31, 2022
Noncurrent
Well plugging and abandonment	12,191	31,389
Environmental remediation	148	279

Total noncurrent provisions	12,339	31,668

	As of December 31, 2023	As of December 31, 2022
Current
Well plugging and abandonment	3,096	1,135
Environmental remediation	936	1,542
Contingencies	101	171

Total current provisions	4,133	2,848

Summary of movements in provision
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	32,524	30,796
Discount for well plugging and abandonment (Note 11.3)	2,387	2,444
(Decrease) in the change in capitalized estimates (Note 13)	(930)	(713)
(Decrease) in the change in estimates of conventional assets (1)	(18,697)	—
Foreign exchange differences	3	(3)

Amounts at end of year	15,287	32,524

(1)
According to Note 1.2.1, the Company carries a
receiv
a
b
le

w
it
h
 Aconcagua since the latter assumes all past, present, and future well plugging and abandonment obligations derived from the Concessions involved in the transaction through the end of the Operating Period. However, the Company still owns 100% of such concessions (Note 1.1).

Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	1,821	1,599
Increases (Note 10.2)	485	2,133
Increase in the change in estimates of conventional assets (1)	624	—
Foreign exchange differences	(1,846)	(1,911)

Amounts at end of year	1,084	1,821

(1)
According to Note 1.2.1, the Company carries a

receiv
abl
e
 with
 Aconcagua since the latter assumes all past, present, and future environmental remediation obligations derived from the Concessions involved in the transaction through the end of the Operating Period. However, the Company still owns 100% of such concessions (Note 1.1).

Below are the changes in the provision for contingencies for the year:

	As of December 31, 2023	As of December 31, 2022
Amounts at beginning of year	171	142
Increases (Note 10.2)	69	379
Amounts incurred for payments	(46)	(307)
Foreign exchange differences	(93)	(43)

Amounts at end of year	101	171